Segmentation of key figures - Net sales by segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of products and services [line items]
Net sales to third parties	$ 2,094	$ 1,198	$ 4,004	$ 3,020
Surgical
Disclosure of products and services [line items]
Net sales to third parties	1,206	602	2,283	1,586
Surgical | Implantables
Disclosure of products and services [line items]
Net sales to third parties	387	176	731	486
Surgical | Consumables
Disclosure of products and services [line items]
Net sales to third parties	620	320	1,155	839
Surgical | Equipment/other
Disclosure of products and services [line items]
Net sales to third parties	199	106	397	261
Vision Care
Disclosure of products and services [line items]
Net sales to third parties	888	596	1,721	1,434
Vision Care | Contact lenses
Disclosure of products and services [line items]
Net sales to third parties	535	329	1,044	831
Vision Care | Ocular health
Disclosure of products and services [line items]
Net sales to third parties	$ 353	$ 267	$ 677	$ 603